UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Snyder Capital Management, L.P.
Address:  One Market Plaza, Steuart Tower, Suite 1200
          San Francisco, CA  94105

Form 13F File Number:    28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonja L. Commer
Title:    Chief Compliance Officer
Phone:    415-392-3900

Signature, Place and Date of Signing:

_____________________________
Sonja L. Commer                    San Francisco, CA   November 13, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      69

Form 13F Information Table Value Total:      2,306,239 (x1000)


List of Other Included Managers:

None

NAME OF ISSUER          TITL  CUSIP      VALUE  SHARES             INV. OTH  VOTING AUTH
                        E OF             X1000                    DISC. ER
                        CLAS                                            MGR
                        S
                                                                             SOLE    SHR       NONE
Advance Auto Parts      COM   00751Y106  10,458   263,700 SH    Defined      28,400    235,300
Inc.
American Reprographics  COM   029263100  10,840   628,383 SH    Defined       1,600    573,083    53,700
Co.
AnnTaylor Stores Corp.  COM   036115103  30,124  1,459,50 SH    Defined      11,300  1,306,700   141,500
                                                        0
Arch Chemical Inc.      COM   03937R102  52,537  1,488,29 SH    Defined       3,800  1,328,599   155,900
                                                        9
Ashland Inc.            COM   044209104  30,711  1,050,30 SH    Defined      29,300    937,500    83,500
                                                        0
Brookfield Asset        COM   112585104  83,110  3,028,79 SH    Defined      73,837  2,739,837   215,124
Management -                                            8
CEC Entertainment,      COM   125137109  25,697   774,017 SH    Defined       2,200    704,517    67,300
Inc.
Cabot Corp.             COM   127055101  89,666  2,821,47 SH    Defined      55,400  2,569,574   196,500
                                                        4
Cabot Microelectronics  COM   12709P103  64,409  2,007,75 SH    Defined      42,300  1,814,597   150,855
                                                        2
Cambrex Corp.           COM   132011107  14,436  2,347,39 SH    Defined       5,100  2,100,398   241,900
                                                        8
CapLease, Inc.          COM   140288101  29,586  3,730,89 SH    Defined       9,500  3,300,498   420,900
                                                        8
Cedar Shopping Centers  COM   150602209  39,438  2,983,19 SH    Defined       6,800  2,631,998   344,400
Inc.                                                    8
Central European Media  COM   G20045202  79,105  1,209,55 SH    Defined      27,800  1,098,352    83,400
                                                        2
Charming Shoppes        COM   161133103  32,223  6,589,60 SH    Defined      146,20  5,892,008   551,400
                                                        8                         0
Chico's FAS Inc.        COM   168615102  18,442  3,371,40 SH    Defined       9,400  3,011,600   350,400
                                                        0
Clean Harbors Inc.      COM   184496107  83,410  1,234,78 SH    Defined      18,100  1,118,875    97,810
                                                        5
Cognex Corp             COM   192422103  15,824   784,904 SH    Defined       1,500    699,704    83,700
Comstock Resources      COM   205768203  41,131   821,800 SH    Defined       2,100    740,100    79,600
Inc.
Curtiss-Wright Corp     COM   231561101  29,661   652,600 SH    Defined      41,300    611,300
Cytec Industries, Inc.  COM   232820100  45,198  1,161,60 SH    Defined      25,000  1,047,300    89,300
                                                        0
Devon Energy Corp.      COM   25179M103  22,264   244,119 SH    Defined      16,260    227,859
Dress Barn Inc.         COM   261570105  26,364  1,724,28 SH    Defined       4,400  1,521,586   198,300
                                                        6
Drew Industries         COM   26168L205  16,720   977,198 SH    Defined       2,300    872,998   101,900
Esterline Technologies  COM   297425100  40,754  1,029,39 SH    Defined       3,000    992,899    33,500
Corp                                                    9
FTI Consulting          COM   302941109  56,549   782,798 SH    Defined       2,200    686,998    93,600
Franklin Electric Co    COM   353514102  74,363  1,669,19 SH    Defined      30,400  1,516,898   121,900
Inc                                                     8
Graco Inc.              COM   384109104   6,533   183,449 SH    Defined      17,111    163,074     3,264
Haemonetics Corp.       COM   405024100  52,428   849,457 SH    Defined       2,200    756,857    90,400
Harley-Davidson Inc.    COM   412822108  14,756   395,600 SH    Defined      18,300    377,300
Heico Corp - Class A    COM   422806208   8,042   286,600 SH    Defined         400    258,500    27,700
Henry Schein, Inc.      COM   806407102   3,354    62,300 SH    Defined       7,100     55,200
ITT Educational         COM   45068B109   9,822   121,400 SH    Defined      13,200    108,200
Services Inc
Idex Corp.              COM   45167R104   5,879   189,525 SH    Defined      18,400    171,125
Itron Inc               COM   465741106  46,641   526,839 SH    Defined       1,500    467,589    57,750
KV Pharmaceutical Co-   COM   482740206  49,403  2,175,40 SH    Defined      43,600  1,929,200   202,600
Cl A                                                    0
Kaman Corp              COM   483548103  39,753  1,395,83 SH    Defined       3,800  1,346,432    45,600
                                                        2
Kennametal Inc.         COM   489170100  79,542  2,932,98 SH    Defined      59,500  2,654,834   218,648
                                                        2
Ladish Co Inc.          COM   505754200  27,362  1,351,20 SH    Defined       3,400  1,185,700   162,100
                                                        0
Lance Inc               COM   514606102  18,384   810,225 SH    Defined       1,887    720,597    87,741
Liberty Media Corp.-    COM   53071M500   8,312   332,892 SH    Defined      17,836    315,056
Entertainm
Lowe's Cos Inc.         COM   548661107     663    28,000 SH    Defined                 28,000
Mid-America Apartment   COM   59522J103  33,076   673,100 SH    Defined      11,800    596,900    64,400
Communit
Molex Inc. - Cl A       COM   608554200  17,347   833,589 SH    Defined      53,500    780,089
NCR Corp.               COM   62886E108  21,909   993,620 SH    Defined      55,300    938,320
Nabors Industries Ltd   COM   G6359F103   9,524   382,200 SH    Defined      44,400    337,800
Novagold Resources      COM   66987E206  29,145  4,476,90 SH    Defined      106,00  4,001,700   369,200
Inc.                                                    0                         0
O'Reilly Automotive     COM   686091109  28,298  1,057,06 SH    Defined      67,300    989,764
Inc.                                                    4
Orthofix International  COM   N6748L102  22,060  1,184,10 SH    Defined       2,800  1,059,000   122,300
NV                                                      0
Parexel Intl Corp       COM   699462107  39,686  1,384,73 SH    Defined       4,200  1,242,632   137,900
                                                        2
Patterson-UTI Energy    COM   703481101  66,477  3,320,53 SH    Defined      57,900  3,003,635   259,000
Inc.                                                    5
Precision Castparts     COM   740189105     622     7,900 SH    Defined                  7,900
Corp
R.R. Donnelley & Sons   COM   257867101   4,045   164,900 SH    Defined      19,700    145,200
Regis Corp.             COM   758932107  29,056  1,056,59 SH    Defined       3,100    947,898   105,600
                                                        8
Republic Services Inc.  COM   760759100  18,126   604,612 SH    Defined      68,450    536,162
- Cl.A
Rockwell Collins Inc.   COM   774341101   5,319   110,600 SH    Defined      11,900     98,700
Scholastic Corp.        COM   807066105  29,191  1,136,70 SH    Defined       3,300    994,110   139,296
                                                        6
Shaw Group Inc.         COM   820280105  39,196  1,275,49 SH    Defined      29,300  1,141,098   105,100
                                                        8
Simpson Manufacturing   COM   829073105  73,102  2,698,49 SH    Defined      54,000  2,437,698   206,800
                                                        8
Steelcase Inc. Cl A     COM   858155203  29,124  2,709,20 SH    Defined      61,500  2,442,400   205,300
                                                        0
Texas Industries Inc.   COM   882491103  29,317   717,500 SH    Defined       2,000    646,000    69,500
Thor Industries, Inc.   COM   885160101  28,553  1,150,40 SH    Defined      33,600  1,026,300    90,500
                                                        0
UGI Corp.               COM   902681105  67,563  2,620,74 SH    Defined      39,300  2,455,046   126,400
                                                        6
United Stationers Inc   COM   913004107  62,648  1,309,79 SH    Defined      38,100  1,182,198    89,500
                                                        8
Universal Health        COM   913903100  23,717   423,300 SH    Defined      25,200    398,100
Services - B
Wabco Holdings Inc.     COM   92927K102   3,152    88,695 SH    Defined      10,166     78,529
Warnaco Group           COM   934390402  25,658   566,532 SH    Defined       1,600    507,648    57,284
Waste Connections Inc.  COM   941053100  35,741  1,042,00 SH    Defined       2,800    931,000   108,200
                                                        0
West Pharmaceutical     COM   955306105  89,659  1,836,51 SH    Defined      36,100  1,651,012   149,400
Services I                                              2
Williams-Sonoma Inc     COM   969904101  11,032   681,800 SH    Defined      37,800    644,000





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